Consolidated Statements of Redeemable Non-Controlling Interest and Stockholders' Equity - USD ($) $ in Thousands	Total	Series F Preferred Stock	Legacy Quantum Scape Series F Preferred Stock Purchase Agreement Class A Common Stock	Convertible Preferred Stock Tranche	Convertible Preferred Stock Warrants	Cumulative Effect, Period of Adoption, Adjustment	Previously Reported	Retroactive Application of Recapitalization	Common Stock	Common Stock Series F Preferred Stock	Common Stock Legacy Quantum Scape Series F Preferred Stock Purchase Agreement Class A Common Stock	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Treasury Stock Previously Reported	Treasury Stock Retroactive Application of Recapitalization	Additional Paid-In Capital	Additional Paid-In Capital Series F Preferred Stock	Additional Paid-In Capital Legacy Quantum Scape Series F Preferred Stock Purchase Agreement Class A Common Stock	Additional Paid-In Capital Convertible Preferred Stock Tranche	Additional Paid-In Capital Convertible Preferred Stock Warrants	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive Application of Recapitalization	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Previously Reported	Accumulated Other Comprehensive Gain (Loss)	Accumulated Other Comprehensive Gain (Loss) Previously Reported
Redeemable Convertible Preferred Stock, Beginning balance at Dec. 31, 2018							$ 405,575	$ (405,575)
Redeemable Convertible Preferred Stock, Beginning balance, Shares at Dec. 31, 2018							48,390,851	(48,390,851)
Beginning balance at Dec. 31, 2018	$ 191,230						$ (214,345)	$ 405,575	$ 24			$ 1	$ 23	$ (4,189)	$ 4,189	$ 437,320					$ 35,957	$ 401,363	$ (246,083)		$ (246,083)	$ (31)	$ (31)
Redeemable Non-Controlling, Beginning balance at Dec. 31, 2018	$ 1,690						1,690
Beginning balance, Shares at Dec. 31, 2018									239,158,653			11,075,476	228,083,177	438,191	(438,191)
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Exercise of stock option	$ 394															394
Exercise of stock option, Shares	618,404								618,404
Stock-based compensation	$ 6,811															6,726							85
Beginning balance at Dec. 31, 2018						$ 1,419																		$ 1,419
Net loss	(51,283)																						(51,283)
Net loss, Redeemable Non-Controlling interest	20
Unrealized gain (loss) on marketable securities	121																									121
Ending balance at Dec. 31, 2019	148,692								$ 24							444,440							(295,862)			90
Redeemable Non-Controlling, Ending balance at Dec. 31, 2019	1,710						1,700
Ending balance at Dec. 31, 2019	148,692								$ 24							444,440							(295,862)			90
Ending balance, Shares at Dec. 31, 2019									239,777,057
Exercise of stock option	13															13
Exercise of stock option, Shares									20,109
Stock-based compensation	2,197															2,197
Net loss	(15,374)																						(15,374)
Net loss, Redeemable Non-Controlling interest	(4)
Unrealized gain (loss) on marketable securities	315																									315
Redeemable Non-Controlling, Ending balance at Mar. 31, 2020	1,706
Ending balance at Mar. 31, 2020	135,843								$ 24							446,650							(311,236)			405
Ending balance, Shares at Mar. 31, 2020									239,797,166
Beginning balance at Dec. 31, 2019	148,692								$ 24							444,440							(295,862)			90
Redeemable Non-Controlling, Beginning balance at Dec. 31, 2019	1,710						1,700
Beginning balance, Shares at Dec. 31, 2019									239,777,057
Issuance of Series F preferred stock, net of issuance costs of $11.5 million, and settlement of associated convertible preferred stock tranche liability		$ 660,933								$ 3							$ 660,930
Issuance of stock, net of issuance costs, and settlement of associated convertible preferred stock tranche liability, Shares										28,616,093
Issuance of Class A Common Stock pursuant to Legacy Quantum Scape Series F Preferred Stock Purchase Agreement, net of issuance costs of $0.2 million			$ 99,800								$ 1							$ 99,799
Issuance of common stock, net of issuance costs, shares											15,221,334
Business Combination, net of redemptions and equity issuance costs of $53.0 million (Restated)	568,603								$ 8							568,595
Business Combination, net of redemptions and equity issuance costs, Shares (Restated)									78,734,745
Reclassification of Legacy QuantumScape liabilities				$ 515,394	$ 22,625														$ 515,394	$ 22,625
Exercise of stock option	$ 599															599
Exercise of stock option, Shares	646,016								646,016
Exercise of warrants, Shares									998,460
Stock-based compensation	$ 17,024															17,024
Beginning balance at Dec. 31, 2019	148,692								$ 24							444,440							(295,862)			90
Net loss	(1,681,777)						(1,099,914)																(1,681,777)
Net loss, Redeemable Non-Controlling interest	(6)
Unrealized gain (loss) on marketable securities	(121)						(121)																			(121)
Ending balance at Dec. 31, 2020	351,772								36							2,329,406							(1,977,639)			(31)
Redeemable Non-Controlling, Ending balance at Dec. 31, 2020	1,704						1,704
Ending balance at Dec. 31, 2020	351,772						$ 1,041,471		$ 36							2,329,406							(1,977,639)			(31)
Ending balance, Shares at Dec. 31, 2020									363,993,705
Issuance of Class A Common Stock pursuant to Legacy Quantum Scape Series F Preferred Stock Purchase Agreement, net of issuance costs of $0.2 million	462,926								$ 1							462,925
Issuance of common stock, net of issuance costs, shares									11,960,000
Exercise of stock option	$ 880								$ 1							879
Exercise of stock option, Shares	2,884,549								2,884,549
Exercise of warrants	$ 541,557								$ 1							541,556
Exercise of warrants, Shares									9,489,764
Stock-based compensation	11,676															11,676
Net loss	(75,079)																						(75,079)
Net loss, Redeemable Non-Controlling interest	(10)
Unrealized gain (loss) on marketable securities	174																									174
Redeemable Non-Controlling, Ending balance at Mar. 31, 2021	1,694
Ending balance at Mar. 31, 2021	$ 1,293,906								$ 39							$ 3,346,442							$ (2,052,718)			$ 143
Shares issued upon vesting of restricted stock units									1,444,319
Ending balance, Shares at Mar. 31, 2021									389,772,337